SA Multi-Managed Large Cap Growth Portfolio Expense Example - SA Multi-Managed Large Cap Growth Portfolio	Mar. 31, 2026 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	475
Expense Example, with Redemption, 10 Years	1,066
Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	556
Expense Example, with Redemption, 10 Years	1,241
Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	349
Expense Example, with Redemption, 5 Years	610
Expense Example, with Redemption, 10 Years	$ 1,357